Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Thrivent Core Funds
Prospectus Date	rr_ProspectusDate	Sep. 05, 2017
Document Creation Date	dei_DocumentCreationDate	Aug. 10, 2017